Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2025	2024	2023

	(Dollars in Thousands)
Current
U.S.	$88,333	$105,114	$82,657
State	5,670	5,905	6,137
Total current taxes	94,003	111,019	88,794
Deferred
U.S.	13,421	(11,430)	23,001
State	645	(36)	(51)
Total deferred taxes	14,066	(11,466)	22,950
Total income taxes	$108,069	$99,553	$111,744

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes	The reasons for the differences for the years ended December 31 are as follows (Dollars in Thousands):

	2025		2024		2023
	Dollars	Percent	Dollars	Percent	Dollars	Percent
U.S. federal income tax expense computed at the statutory rate	$109,276	21.0%	$106,831	21.0%	$109,938	21.0%
State income/franchise taxes, net of U.S. federal income tax effects (1)	4,989	1.0	4,636	0.9	4,808	0.9
Net investment in low income housing investments	(3,451)	(0.7)	(2,531)	(0.5)	1,974	0.4
Non-taxable or non-deductible items	(2,745)	(0.5)	(9,383)	(1.9)	(4,976)	(1.0)
Actual tax expense	$108,069	20.8%	$99,553	19.5%	$111,744	21.4%

(1) State income/franchise taxes, net of U.S. federal income tax effects are related to taxes paid in the States of Texas and Oklahoma

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2025	2024

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$41,405	$40,883
Other real estate owned	1,770	1,443
Accrued expenses	273	539
Net unrealized losses on available for sale investment securities	68,506	105,339
Other	2,022	1,480
Total deferred tax assets	113,976	149,684
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(13,477)	(14,648)
Impairment charges on available-for-sale securities	(19)	(19)
Identified intangible assets and goodwill	(14,151)	(14,151)
Partnership investment pass through	(70,529)	(55,117)
Other	(5,139)	(4,189)
Total deferred tax liabilities	(103,315)	(88,124)
Net deferred tax asset	$10,661	$61,560